STOCKHOLDERS' EQUITY (Schedule of Common Stock Issued Upon Warrant Exercises) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	May 31, 2011 Class D Warrants [Member]	Feb. 28, 2011 Class D Warrants [Member]	Jun. 30, 2011 Class D Warrants Cashless [Member]	Jun. 30, 2011 Class E Warrants [Member]	Jun. 30, 2011 Warrant [Member]
Shares										2,000,000	3,800,000	515,254	7,623,336	13,938,590
Gross proceeds										$ 100,000	$ 190,000	$ 0	$ 1,143,550	$ 1,433,550
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		0	0	0	0	0
Net proceeds										100,000	190,000	0	1,143,550	1,433,550
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 100,000	$ 190,000	$ 0	$ 1,143,550	$ 1,433,550